Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended		12 Months Ended
		Nov. 17, 2021	Sep. 16, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances	[1]						465,945,709
Share-based payment award, percentage of outstanding stock			1.00%
Number of shares authorised			20
Number of shares to be issued pursuant to awards granted			100
Aggregate intrinsic value of stock options exercised					$ 9,100	$ 20,300	$ 91,000	$ 5,300	$ 1,100
Options, grants in period, weighted average grant date fair value					$ 1.84		$ 8.97
Stock options expiration period							10 years
Stock-based compensation					$ 1,259,336	14,637	$ 1,606,020	$ 476	$ 771
Fair value of vested stock options					$ 200	$ 200
Number of share, Vested								0	0
Share price										$ 12.5
Vesting period			20 days
Unrecognized compensation expense							$ 500
Unrecognized stock-based compensation recognition period							2 years 4 months 24 days
Number of shares, Granted					651,096		1,664,251
Aggregate fair value of options granted					$ 1,200
Non Employee Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cash payment in plan modification					9,800
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			30 days
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			20 days
Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price										$ 12.5
Earn-Out Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period							5 years
Unrecognized compensation expense				$ 89,000	$ 89,000
Unrecognized stock-based compensation recognition period					1 year 3 months 18 days
Earn-Out Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			30 days
Earn-Out Shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			20 days
Common Stock [Member] | Earn-Out Shares [Member] | Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price			$ 12.5
Common Stock [Member] | Earn-Out Shares [Member] | Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price			15
Common Stock [Member] | Earn-Out Shares [Member] | Tranche Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price			17.5
Common Stock [Member] | Earn-Out Shares [Member] | Tranche Four [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price			$ 20
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances							168,321,952
Options, grants in period, weighted average grant date fair value					$ 3.79	$ 6.92	$ 13.53	$ 2.68	$ 1.78
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award							RSAs granted under the 2014 Plan are subject to a service-based vesting condition and generally vest in equal monthly installments over four years. RSUs granted under the 2014 Plan are subject to two vesting conditions: (i) a service-based vesting condition that is generally met over four years with 25% of the shares vesting on the first anniversary of the grant date with monthly vesting thereafter, and (ii) a performance-based vesting condition that is met through a liquidity event in the form of either a change of control or an initial public offering (“the performance condition”). RSUs granted under the 2021 Plan are subject to a service-based vesting condition only that is generally met over four years with 25% of the shares vesting on the first anniversary of the grant date with monthly vesting thereafter.
Stock-based compensation				533,200	$ 1,115,000
Share-based payment award, Plan modification terms					As a result of the Business Combination, in the fourth quarter of 2021, the board of directors modified the vesting terms of RSUs to allow all RSUs granted under the 2014 Plan to vest in full with respect to the performance condition on or before March 15, 2022 (the original service-based vesting condition is still applicable). As a result of these modifications, the performance condition for all RSUs granted under the 2014 Plan became probable of being met in the fourth quarter of 2021 and the awards were remeasured using the price of $13.59 per share as of the modification date.
Incremental compensation expense							$ 1,492,200
Cash payment in plan modification					$ 3,200		$ 76,500
Share-based payment award vesting rights, Description							RSUs granted to non-employee directors by adding a cash settlement feature to the awards which allowed the non-employee directors to elect to settle in cash up to 50% of their RSUs that were vested with respect to the service condition on or prior to December 31, 2021 (the “50% RSUs”). The director RSUs were subject to the same performance condition as all other RSUs granted under the 2014 Plan. In the fourth quarter of 2021, all directors elected to cash settle the 50% RSUs. As a result, the 50% RSUs are classified as liability awards and the liability is measured at fair value at the reporting date.
No of awards granted					64,269,271		133,307,479
Fair value of vested stock options					$ 199,300		$ 1,149,500
Number of share, Vested					15,560,621	0	85,829,389
Unrecognized compensation expense				1,008,400	$ 1,008,400
Unrecognized stock-based compensation recognition period					2 years 1 month 6 days
Awards remeasured price					$ 13.59
Restricted Stock Units | Accrued Expenses and Other Current Liabilities [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of liability							$ 26,600
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, grants in period, weighted average grant date fair value									$ 1.99
No of awards granted					0	0	0	0
Number of share, Vested					89,264		236,427
Unrecognized compensation expense				200	$ 200
Unrecognized stock-based compensation recognition period					6 months
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances							25,228,853
Unrecognized compensation expense				1,400	$ 1,400
Unrecognized stock-based compensation recognition period					1 year 3 months 18 days
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted						0		0	0
Earnout RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation				$ 60,800	$ 129,100
Incremental compensation expense		$ 173,500
No of awards granted							30,539,475
Fair value of vested stock options					$ 5,800
Number of share, Vested					433,160		2,580,570
Earnout RSAs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of vested stock options							$ 34,400
RSUs and Earnout RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense							$ 2,160,800
Unrecognized stock-based compensation recognition period							1 year 7 months 6 days
RSAs and Earnout RSAs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense							$ 400
Unrecognized stock-based compensation recognition period							1 year
2021 Incentive Award Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued in period							200,440,957
Total common stock reserved for future issuances				206,218,238	206,218,238		200,569,979
Share-based payment award, percentage of outstanding stock			4.00%
Number of shares authorised			200,000,000
2021 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total common stock reserved for future issuances							20,000,000
Percentage of non-participation of combined voting power or value of all classes of stock			5.00%

[1]	Excludes unvested earnout shares which are restricted shares issued to equity holders of Old Ginkgo as part of the Business Combination (Note 3) and are recorded in equity as shares outstanding upon satisfying the vesting conditions.